Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates Used in Creating Consolidated Financial Statements (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Year End Spot Rate [Member]
Schedule of Currency Exchange Rates Used in Creating Consolidated Financial Statements [Line Items]
Currency exchange rates	7.2993	7.0827	6.8972
Average Rate [Member]
Schedule of Currency Exchange Rates Used in Creating Consolidated Financial Statements [Line Items]
Currency exchange rates	7.1957	7.0467	6.729